Sector Regulation and Electricity System Operations (Detail) $ in Millions					12 Months Ended
	Oct. 13, 2023 GWh item $ / MWh	Aug. 02, 2022 USD ($)	Nov. 23, 2021 kW	Dec. 21, 2019	Dec. 31, 2023 USD ($) kW kilovolts GWh segment $ / MWh	Dec. 31, 2021 kW
Sector Regulations And Electricity System Operations [Line Items]
Fee setting process					4 years
Period of bidding processes managed by the CNE					5 years
Pay as bid, extension period					20 years
Frequency of calculation by CNE (in years)				4 years	4 years
Percentage of aggregate profitability industry range				10.00%
Review period of services associated with the calculation of AVD					4 years
Maximum amount of account receivable generated | $					$ 1,350
Number of transmission segment | segment					5
Customer average consumption capacity						250
Maximum amount of resources accounted for operations of Customer Protection Mechanism | $		$ 1,800
Maximum percentage of average monthly billing of average consumer consumption capacity installments			15.00%
Volume considered for energy supply bid | GWh	3,600				5,250
Percentage of requested energy awarded for supply bid					15.00%
Maximum percentage of subsidy received by customer with average monthly billing			15.00%
Energy supply bid, average price | $ / MWh					37.88
Energy supply bid, supply blocks | item	2
Energy Supply Bid, Discount | $ / MWh	0.15
Contract Signed After January 1, 2023 [Member]
Sector Regulations And Electricity System Operations [Line Items]
Percentage of renewal energy annual production goal target			60.00%
Contract Signed After July 1, 2023 [Member]
Sector Regulations And Electricity System Operations [Line Items]
Percentage of renewal energy annual production goal target			40.00%
Supply Bid volume, Block 1
Sector Regulations And Electricity System Operations [Line Items]
Volume considered for energy supply bid | GWh	1,500
Supply Bid volume, Block 2
Sector Regulations And Electricity System Operations [Line Items]
Volume considered for energy supply bid | GWh	2,100
Bottom of Range [Member]
Sector Regulations And Electricity System Operations [Line Items]
Connected capacity for free customers					500
Term of free customers					4 years
Annual value of transmission discount rate percentage					7.00%
Annual margin range				6.00%	6.00%
Differential rate allowed from the rate defined by the CNE				2.00%	2.00%
Top of Range [Member]
Sector Regulations And Electricity System Operations [Line Items]
Connected capacity for free customers					5,000
Annual value of transmission discount rate percentage					10.00%
Electricity supplied to end customers, voltage | kilovolts					23
Annual margin range				8.00%	8.00%
Differential rate allowed from the rate defined by the CNE				3.00%	3.00%
Customer average consumption capacity			250